Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (130,356)	$ (35,181)	$ (63,544)	$ (35,835)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	56,812	7,306	11,972	5,443
Non-cash interest expense	40,071	8,727	21,155	5,927
Change in fair value of derivative liabilities	1,025	7,499	3,628	(1,402)
Change in fair value of share-settled forward asset	8,956
Non-cash bonus expense	1,412
Depreciation and amortization	472	490	948	1,192
Non-cash lease expense	333
Paid-in-kind interest and accrued interest on repayment of 2022 Notes	(9,341)
Gain on extinguishment of debt		(2,515)
Other		(70)	0	63
Non-cash loss on issuance of convertible notes			0	26
Bad debt expense			0	149
Non-cash gain on forgiveness of PPP loan			(2,515)	0
Changes in operating assets and liabilities:
Accounts receivable	(175)	290	80	(109)
Inventory	(2,279)	446	1,575	852
Prepaid expenses and other current assets	(1,907)	166	(809)	219
Other long-term assets	(1)	(1,780)	(3,358)	4
Accounts payable	1,835	629	825	(420)
Accrued expenses	(61)	(222)	347	245
Accrued settlement liability	250		0	2,500
Other current liabilities	(452)		5	(251)
Other long-term liabilities	77	(251)	(433)	(418)
Net cash used in operating activities	(33,329)	(14,466)	(30,124)	(21,815)
Cash flows from investing activities
Purchases of property and equipment	(431)	(5)	(47)	0
Proceeds from sale of property and equipment			0	226
Net cash used in investing activities	(431)	(5)	(47)	226
Cash flows from financing activities
Related party proceeds from PIPE financing	36,950
Proceeds from Business Combination and PIPE financing	13,414
Proceeds from draw down on GEM Agreement	9,900
Payments of offering costs	(8,188)
Repayment of 2022 Notes	(25,813)
Proceeds from exercise of stock options	58	74	74	34
Proceeds from exercise of common stock warrants	70
Proceeds from issuance of convertible notes		37,130	37,225	415
Proceeds from issuance of convertible notes to related parties		11,475	11,475	15,700
Payments for issuance costs of convertible notes			(95)	(365)
Proceeds from PPP loan			0	2,515
Net cash provided by financing activities	26,391	48,679	48,679	18,299
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(18)	(6)	0	12
Net increase (decrease) in cash, cash equivalents and restricted cash	(7,387)	34,202	18,508	(3,278)
Cash, cash equivalents and restricted cash at beginning of period	26,176	7,668	7,668	10,946
Cash, cash equivalents and restricted cash at end of period	18,789	41,870	26,176	7,668
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	9,326	236	334	452
Supplemental schedule of noncash investing and financing activities:
Conversion of redeemable convertible preferred stock to common stock	152,978
Conversion of 2023 Notes into equity	101,978
Issuance of common stock warrants	17,602	21,970	21,971	7,212
Assumption of net liabilities from Business Combination	15,956
Issuance of share-settled forward asset	10,027
Offering costs paid in common stock	9,531
GEM commitment fee	$ 2,500
Fair value of debt derivative liabilities related to issuance of convertible notes		$ 17,540	$ 26,189	$ 5,231